Net Loss Per Share - Antidilutive Securities Excluded from Computation of Net Loss Per Share (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CIC Restricted Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	5,270,769	11,031,294	5,332,835	10,347,458	9,876,930	654,960
Convertible Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		2,824,167	0	1,699,657
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	11,539,296	297,450	11,539,301	164,337	1,556,628	0